Long Term Debt - Maturity of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Total long-term debt	$ 0	$ 36,200